Income tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax
19.	Income tax
The major components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are:

Recognised in profit or loss from continuing operations	2020	2019*	2018*
Current income tax
Current income tax charge	(2,118)	(2,921)	(2,433)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	2,167	(2,718)	(3,046)
Deferred tax
Relating to origination and reversal of temporary differences	(2,577)	(2,274)	2,826

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(2,528)	(7,913)	(2,653)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

In January 2013, the Group created the consolidated group of taxpayers in accordance with the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No.
321-FZ.
The existence of the consolidated group of taxpayers is subject to compliance with several conditions stated in the Tax code of the Russian Federation. The Group believes that these conditions were met as of December 31, 2020, 2019 and 2018. In 2014-2020, the consolidated group of taxpayers consisted of 20 subsidiaries of the Group, together with Mechel PAO, which is the responsible taxpayer under the agreement. Under the Federal law of the Russian Federation of August 3, 2018 No.
302-FZ,
the Russian legislation introduced a limitation for registration by the tax authorities of agreements on the establishment of consolidated group of taxpayers, changes to contracts related to the accession of new members of such groups, withdrawal of participants, the extension of the agreement on the established consolidated group of taxpayers and termination of the consolidated group of taxpayers by January 1, 2023.
For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognised in the accompanying consolidated financial statements in the amount determined by the Group in accordance with IAS 12.
During 2018-2020, income tax was calculated at 20% of taxable profit in Russia and Kazakhstan, and at 25% in Austria. Income tax in Germany was calculated at 32.10%, 32.10% and 32.10% for 2018, 2019 and 2020. Amendments in the tax legislation of Switzerland resulted in the increase in tax rate from
10.5%-11%
to 12,53% since January 1, 2020.
Starting 2018 up to the date of disposal (Note 25), Elgaugol used a privilege and applied a 0% income tax rate due to fulfillment of conditions of the Regional investment project.

The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling
interest, to the income tax expense reported in the consolidated financial statements is as follows:

	Notes	2020	2019*	2018*
(Loss)/profit before tax from continuing operations		(37,625)	18,988	23,550
Loss before tax from discontinued operations	25	(3,953)	(6,716)	(7,333)

Accounting (loss)/profit before tax		(41,578)	12,272	16,217

Income tax benefit (expense) at statutory income tax rate of 20%		8,316	(2,454)	(3,243)
Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position		2,167	(2,718)	(2,962)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses		(9,728)	(1,277)	4,008
Non-deductible expenses for tax purposes		(1,443)	(948)	(3,512)
Impairment of goodwill		(665)	(628)	(476)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements		(16)	—	3,460
Effect of different tax rates		(1,172)	155	(12)

Change in tax rate		(5)	(117)	56

At the effective income tax rate of (6.1)% (65.1% in 2019, 16.5% in 2018) income tax expense		(2,546)	(7,987)	(2,681)

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income from continuing operations		(2,528)	(7,913)	(2,653)
Income tax attributable to a discontinued operation	25	(18)	(74)	(28)

Total income tax expense		(2,546)	(7,987)	(2,681)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Unrecognised current year tax losses and
write-off
of previously recognised asset on tax losses relate to increase in unrecognised deferred tax assets in the amount of RUB 9,527 million, RUB 2,319 million and decrease in unrecognized deferred tax assets in the amount of RUB 2,480 million due to reassessment of deferred tax assets arising from the carryforward of unused tax losses of the consolidated group of taxpayers in 2020, 2019 and 2018, respectively.
Effect of different tax rates included the amount of RUB 642 million, RUB 49 million losses and RUB 259 million income in 2020, 2019 and 2018, respectively, related to applying a privilege on income tax by Elgaugol up to date of disposal (Note 25).
The deferred tax balances were calculated by applying the currently enacted statutory income tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2020	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Other	December 31, 2020
Deferred tax assets
Property, plant, equipment and right-of-use assets	686	(291)	—	3	398
Rehabilitation provision	1,068	71	(188)	—	951
Inventories	1,679	(41)	(13)	5	1,630
Trade and other receivables	519	(268)	—	—	251
Loans and borrowings	360	(342)	—	—	18
Lease liabilities	2,577	(881)	(181)	18	1,533
Other financial liabilities	—	412	—	—	412
Trade and other payables and other liabilities	529	426	(12)	1	944
Net operating loss carry-forwards	10,403	(2,345)	(2,723)	20	5,355
Other	111	133	(11)	132	365

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(17,805)	625	7,371	(100)	(9,909)
Mineral licenses	(6,141)	181	2,318	—	(3,642)
Inventories	(989)	42	—	(5)	(952)
Trade and other receivables	(774)	189	—	(6)	(591)
Loans and borrowings	(2,073)	(572)	—	—	(2,645)
Trade and other payables and other liabilities	(379)	87	6	(44)	(330)

Deferred tax assets (liabilities), net	(10,229)	(2,574)	6,567	24	(6,212)

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2019
Deferred tax assets
Property, plant, equipment and right-of-use assets	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventories	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Net operating loss carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventories	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

	January 1, 2018	Adjustment on initial application of IFRS 9	January 1, 2018 adjusted for the effect of IFRS 9	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2018
Deferred tax assets
Property, plant and equipment	759	—	759	(373)	—	386
Rehabilitation provision	802	—	802	(29)	—	773
Inventories	179	—	179	1,537	—	1,716
Trade and other receivables	735	—	735	52	3	790
Loans and borrowings	313	822	1,135	(815)	—	320
Lease liabilities	983	—	983	(141)	1	843
Trade and other payables and other liabilities	656	—	656	213	—	869
Net operating loss carry-forwards	7,972	—	7,972	5,646	5	13,623
Other	86	—	86	(15)	3	74

Deferred tax liabilities
Property, plant and equipment	(15,869)	—	(15,869)	429	(28)	(15,468)
Mineral licenses	(6,652)		(6,652)	276	—	(6,376)
Inventories	(801)	—	(801)	(28)	(5)	(834)
Trade and other receivables	(330)	—	(330)	(160)	(9)	(499)
Loans and borrowings	(112)	50	(62)	(3,835)	(1)	(3,898)
Trade and other payables and other liabilities	(119)	—	(119)	(161)	(57)	(337)

Deferred tax assets (liabilities), net	(11,398)	872	(10,526)	2,596	(88)	(8,018)

Recognised in the consolidated statement of financial position:

	December 31, 2020	December 31, 2019
Deferred tax assets	561	3,648
Deferred tax liabilities	(6,773)	(13,877)

Deferred tax liabilities, net	(6,212)	(10,229)

Reconciliation of deferred tax (expense) benefit during the period recognised in profit or loss is provided below:

Deferred tax (expense) benefit during the period	2020	2019	2018
Tax (expense) benefit attributable to continuing operation	(2,577)	(2,274)	2,826
Tax (expense) benefit attributable to discontinued operation	3	(14)	(230)

Tax (expense) benefit during the period recognised in profit or loss	(2,574)	(2,288)	2,596

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.
For consolidated financial reporting purposes, the Group has not recognised deferred tax assets in the amount of RUB 38,153 million (December 31, 2019: RUB 29,600 million) on losses in the amount of RUB 191,411 million (December 31, 2019: RUB 150,460 million) that are available to carry forward against future taxable income of the subsidiaries in which the losses arose. Deferred tax assets have not been recognised in respect of these losses as it is not probable that future taxable profit will be available for utilisation of such assets. Deferred tax assets on net operating loss carry forwards which are considered to be realisable in the future, are mostly related to the Russian subsidiaries. The calculated future taxable profit is sensitive to operational results. The recovery of the sales volumes and selling prices may be slower than reasonably expected due to macroeconomic uncertainty and instability from the
COVID-19
pandemic impact.
A deferred tax liability of approximately RUB 566 million and RUB 305 million as of December 31, 2020 and 2019, respectively, has not been recognised for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.
Similarly, a deferred tax liability of approximately RUB 72 million and RUB 105 million as of December 31, 2020 and 2019, respectively, has not been recognised for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group is able to control the timing of the reversal of these temporary differences and does not intend to reverse them in the foreseeable future.
Probable income tax risks of RUB 6,575 million and RUB 8,984 million as of December 31, 2020 and 2019, respectively, have been recorded in the Group’s consolidated financial statements. Due to changes in the Russian tax legislation effective from January, 2017, calculation of the consolidated tax base of the consolidated group of taxpayers and the way to offset current losses and losses received in the previous tax periods (before January 2017) were changed. Due to the absence of official explanations of the regulatory authorities concerning changes, there is an uncertainty in the interpretation. The Group does not believe that any other material income tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying consolidated financial statements in order for those statements not to be materially misstated or misleading as of December 31, 2020.
Possible income tax risks of RUB 862 million and RUB 1,663 million as of December 31, 2020 and 2019, respectively, have not been recognised in the Group’s consolidated financial statements. Indemnity in the amount of RUB 1.9 billion was included in the purchase and sale agreement related to the Elga coal complex (Note 25) to address different interpretations of the tax law and regulations existed before the disposal date assessed by the management as possible for the income tax and other taxes risk.